SCHEDULE OF EXPECTED AMORTIZATION RELATED TO INTANGIBLE ASSETS (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025, excluding the nine months ended September 30, 2025	$ 361
2026	1,330
2027	1,330
2028	647
2029 and thereafter	825
Total	$ 4,493